Equity (Details) - Schedule of options outstanding and exercisable	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding options, Number	66,358
Exercisable options, Number	66,358
Stock Option One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding options, Average exercise price (in Dollars per share) | $ / shares	$ 11.60
Outstanding options, Number	11,250
Outstanding options, Average remaining contractual life	1 year
Exercisable options, Average exercise price (in Dollars per share) | $ / shares	$ 11.60
Exercisable options, Number	11,250
Exercisable options, Average remaining contractual life	1 year
Stock Option Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding options, Average exercise price (in Dollars per share) | $ / shares	$ 18.40
Outstanding options, Number	11,750
Outstanding options, Average remaining contractual life	2 years 281 days
Exercisable options, Average exercise price (in Dollars per share) | $ / shares	$ 18.40
Exercisable options, Number	11,750
Exercisable options, Average remaining contractual life	2 years 281 days
Stock Option Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding options, Average exercise price (in Dollars per share) | $ / shares	$ 42.48
Outstanding options, Number	16,375
Outstanding options, Average remaining contractual life	3 years 233 days
Exercisable options, Average exercise price (in Dollars per share) | $ / shares	$ 42.48
Exercisable options, Number	16,375
Exercisable options, Average remaining contractual life	3 years 233 days
Stock Option Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding options, Average exercise price (in Dollars per share) | $ / shares	$ 15.04
Outstanding options, Number	26,983
Outstanding options, Average remaining contractual life	5 years 80 days
Exercisable options, Average exercise price (in Dollars per share) | $ / shares	$ 15.04
Exercisable options, Number	26,983
Exercisable options, Average remaining contractual life	5 years 80 days